Other Non-Current Assets	12 Months Ended
Dec. 31, 2021
Other Non-Current Assets [Abstract]
Other Non-Current Assets	OTHER NON-CURRENT ASSETS

	December 31, 2021	December 31, 2020
Receivable from asset sales, net of loss allowance(a)	$10,321	$3,907
Investment in PGI(b)	2,294	—
Derivative assets(a) (note 15(a))	218	—
VAT receivable	8,845	6,522
Other	3,935	3,045
	$25,613	$13,474
12.    OTHER NON-CURRENT ASSETS (CONTINUED)
(a)Receivable from PGI
In connection with the sale of Pilar (note 5(c)), the Company has a note receivable from PGI for the Third Installment. On November 30, 2021, the Company and PGI entered into an amending agreement (the “Amending Agreement”) that extended the Third Installment Maturity Date from November 30, 2021 to November 30, 2023. In addition, pursuant to the Amending Agreement, commencing on June 30, 2022, the Company will receive four quarterly deliveries of 300 ounces of refined gold each, subject to adjustments based on the market price of gold. During the year ended December 31, 2021, the Company recognized total impairment loss of $7.5 million on the note receivable in other income (expense). At December 31, 2021, the carrying amount of the Third Installment note receivable was $7.6 million.
The amounts owing under the Third Installment are secured by a pledge of all the issued and outstanding shares of the corporation that owns Pilar; credit rights, accounts, material contracts, equipment, machinery, inventory, gold production, real estate properties and mining concessions relating to Pilar; and a conditional assignment of mineral rights.
At December 31, 2021, the fair value of the gold deliveries was $1.0 million, of which $0.7 million is included within current derivative assets.
(b)Investment in PGI
The Company has an equity interest in PGI (note 5(c)) which is classified as a financial asset measured at FVOCI with changes in fair value recognized in OCI. During the year ended December 31, 2021, the Company recognized a loss of $2.5 million in OCI on remeasurement of the fair value of the equity securities.